Equity accounted investments - Equity accounted investments total carrying value (Details) R in Millions	Jun. 30, 2022 ZAR (R)	Jun. 29, 2022 person	Jun. 30, 2021 ZAR (R)	Apr. 30, 2021
Equity accounted investments
Carrying value of equity accounted investment	R 12,684		R 10,142
Other equity accounted investments
Equity accounted investments
Carrying value of equity accounted investment	435		258
Enaex Africa (Pty) Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 309		R 295
Interest in associates (as a percent)	23.00%		23.00%	49.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Equity accounted investments
Carrying value of equity accounted investment	R 2,753
Interest in associates (as a percent)	20.00%	20.00%
Proportion of equity interest disposed of		30.00%
Number of directors appointed by the group | person		4
Total number of directors | person		14
ORYX GTL
Equity accounted investments
Carrying value of equity accounted investment	R 8,920		R 9,329
Interest in joint ventures (as a percent)	49.00%
Sasol Dyno Nobel Pty Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 267		R 260
Interest in joint ventures (as a percent)	50.00%